Property, Equipment and Software, Net - Schedule of Property, Equipment and Software, Net (Detail) ¥ in Thousands, $ in Thousands		Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Property Plant And Equipment [Line Items]
Property, equipment and software, gross		¥ 392,266		¥ 339,493
Less: Accumulated depreciation and amortization	[1]	(250,921)		(227,096)
Property, equipment and software, net		141,345	$ 20,493	112,397
Computer and Electronic Equipment [Member]
Property Plant And Equipment [Line Items]
Property, equipment and software, gross		286,108		231,196
Office Furniture and Equipment [Member]
Property Plant And Equipment [Line Items]
Property, equipment and software, gross		22,314		22,279
Leasehold Improvements [Member]
Property Plant And Equipment [Line Items]
Property, equipment and software, gross		32,418		39,266
Software [Member]
Property Plant And Equipment [Line Items]
Property, equipment and software, gross		¥ 51,426		¥ 46,752

[1]	Depreciation and amortization expenses for the years ended December 31, 2020, 2021 and 2022 was RMB51,780, RMB37,277 and RMB23,825 respectively.